Share Capital	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Share capital
15	Share capital
During the year ended December 31, 2019, the Company
had repurchased under the Repurchase Plan an aggregate of 920,606 ADSs, representing 613,737 Class A common shares. As of December 31, 2019, the Company has no plan for cancellation of these repurchased shares. These shares were recorded at their purchase cost on the consolidated balance sheets. As at December 31, 2019, there were 60,106,037 and 17,000,189 Class A and Class B ordinary shares outstanding respectively.
During the year
s
ended December 31, 2020 and 2021, no ADS were repurchased by the Company. As of December 31, 2020 and 2021, total share repurchased under the Repurchase Plan was an aggregate of 920,606 ADSs, representing 613,737 Class A common shares.
As at December 31, 2020, there were 61,392,170 and 17,000,189 Class A and Class B ordinary shares outstanding respectively.
As at December 31, 2021, there were 62,036,273 and 17,000,189 Class A and Class B ordinary shares outstanding respectively.

Basic and diluted loss per share is calculated as follows:

	For the year ended December 31, 2019		For the year ended December 31, 2020		For the year ended December 31, 2021
	Class A	Class B	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net loss attributable to Class A and Class B common shareholders	(85,502)	(24,339)	(175,650)	(49,425)	(110,258)	(17,301)	(30,326)	(4,759)
Net loss attributable to common shareholders	(85,502)	(24,339)	(175,650)	(49,425)	(110,258)	(17,301)	(30,326)	(4,759)

Denominator:
Weighted average number of shares used in calculating basic and diluted loss per share	59,721,341	17,000,189	60,415,978	17,000,189	61,809,501	61,809,501	17,000,189	17,000,189

Basic and diluted loss per share	(1.43)	(1.43)	(2.91)	(2.91)	(1.78)	(0.28)	(1.78)	(0.28)
For the years ended December 31, 2019, 2020 and 2021, the
two-class
method is applicable because the Company has Class A and Class B ordinary shares outstanding, and both classes have contractual rights with regards to dividends and distributions upon liquidation of the Company. The effect of all outstanding share options, restricted share units and convertible notes were excluded from the computation of diluted loss per share for the years ended December 31, 2019, 2020 and 2021 as their effects would be anti-dilutive.